Principal subsidiaries - Subsidiaries financial information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017	Jan. 01, 2019
Disclosure of subsidiaries [line items]
Consolidated sales revenue	$ 43,165		$ 40,522		$ 40,030
Profit after tax for the year	6,972		13,925		8,851
– attributable to non-controlling interests	1,038		(287)		(89)
Net earnings – attributable to owners of Rio Tinto	8,010		13,638		8,762
Other comprehensive loss	346		(3,139)		3,088
Total comprehensive income/(loss)	7,318	[1]	10,786	[1]	11,939
Non-current assets	70,499		70,047
Current assets	17,303		20,168
Non-current liabilities	(31,435)		(30,261)
Net assets/(liabilities)	45,242		49,823
Attributable to non-controlling interests	4,710		6,137
– attributable to Rio Tinto	40,532		43,686		44,711	$ 43,573
Cash flow from operations	14,912		11,821		13,884
Dividends paid to holders of non-controlling interests in subsidiaries	(376)		(420)		$ (399)
Borrowings	14,115		12,752
Iron Ore Company of Canada [Member]
Disclosure of subsidiaries [line items]
Consolidated sales revenue	2,014		1,561
Profit after tax for the year	543		298
– attributable to non-controlling interests	224		122
Net earnings – attributable to owners of Rio Tinto	319		176
Other comprehensive loss	57		(136)
Total comprehensive income/(loss)	600		162
Non-current assets	2,585		2,376
Current assets	610		459
Current liabilities	(532)		(351)
Non-current liabilities	(927)		(791)
Net assets/(liabilities)	1,736		1,693
Attributable to non-controlling interests	718		699
– attributable to Rio Tinto	1,018		994
Cash flow from operations	1,039		553
Dividends paid to holders of non-controlling interests in subsidiaries	(228)		(178)
Energy Resources of Australia Limited [Member]
Disclosure of subsidiaries [line items]
Consolidated sales revenue	145		151
Profit after tax for the year	5		(241)
– attributable to non-controlling interests	2		1
Net earnings – attributable to owners of Rio Tinto	3		(242)
Other comprehensive loss	2		2
Total comprehensive income/(loss)	7		(239)
Non-current assets	76		74
Current assets	258		311
Current liabilities	(127)		(123)
Non-current liabilities	(462)		(522)
Net assets/(liabilities)	(255)		(260)
Attributable to non-controlling interests	0		(6)
– attributable to Rio Tinto	(255)		(254)
Cash flow from operations	(73)		(64)
Dividends paid to holders of non-controlling interests in subsidiaries	0
Turquoise Hill
Disclosure of subsidiaries [line items]
Consolidated sales revenue	1,166		1,180
Profit after tax for the year	(2,137)		139
– attributable to non-controlling interests	(1,490)		14
Net earnings – attributable to owners of Rio Tinto	(647)		125
Other comprehensive loss	0		(4)
Total comprehensive income/(loss)	(2,137)		135
Non-current assets	9,589		10,375
Current assets	2,449		3,813
Current liabilities	(493)		(540)
Non-current liabilities	(4,405)		(4,367)
Net assets/(liabilities)	7,140		9,281
Attributable to non-controlling interests	2,369		3,936
– attributable to Rio Tinto	4,771		5,345
Cash flow from operations	298		357
Dividends paid to holders of non-controlling interests in subsidiaries	0
Robe River Mining Co Pty Ltd [Member]
Disclosure of subsidiaries [line items]
Consolidated sales revenue	1,493		1,082
Profit after tax for the year	808		561
– attributable to non-controlling interests	312		218
Net earnings – attributable to owners of Rio Tinto	496		343
Other comprehensive loss	(13)		(313)
Total comprehensive income/(loss)	795		248
Non-current assets	2,622		2,610
Current assets	1,161		710
Current liabilities	(173)		(111)
Non-current liabilities	(84)		(117)
Net assets/(liabilities)	3,526		3,092
Attributable to non-controlling interests	1,404		1,237
– attributable to Rio Tinto	2,122		1,855
Cash flow from operations	1,255		933
Dividends paid to holders of non-controlling interests in subsidiaries	(139)		(224)
Other Companies And Eliminations
Disclosure of subsidiaries [line items]
Consolidated sales revenue	1,743		1,262
Profit after tax for the year	825		543
– attributable to non-controlling interests	0
Net earnings – attributable to owners of Rio Tinto	825		543
Other comprehensive loss	(12)		(203)
Total comprehensive income/(loss)	813		340
Non-current assets	3,687		3,739
Current assets	1,873		2,368
Current liabilities	(303)		(235)
Non-current liabilities	(3,392)		(3,977)
Net assets/(liabilities)	1,865		1,895
Attributable to non-controlling interests	0
– attributable to Rio Tinto	1,865		1,895
Cash flow from operations	1,447		1,151
Dividends paid to holders of non-controlling interests in subsidiaries	0
Robe River [Member]
Disclosure of subsidiaries [line items]
Consolidated sales revenue	3,236		2,344
Profit after tax for the year	1,633		1,104
– attributable to non-controlling interests	312		218
Net earnings – attributable to owners of Rio Tinto	1,321		886
Other comprehensive loss	(25)		(516)
Total comprehensive income/(loss)	1,608		588
Non-current assets	6,309		6,349
Current assets	3,034		3,078
Current liabilities	(476)		(346)
Non-current liabilities	(3,476)		(4,094)
Net assets/(liabilities)	5,391		4,987
Attributable to non-controlling interests	1,404		1,237
– attributable to Rio Tinto	3,987		3,750
Cash flow from operations	2,702		2,084
Dividends paid to holders of non-controlling interests in subsidiaries	(139)		(224)
Amended and Restated Shareholders Agreement, Amended June 08, 2011 [Member] | Erdenes Oyu Tolgoi LLC [Member]
Disclosure of subsidiaries [line items]
Borrowings	1,241		1,021
Interest receivable	$ 655		$ 506
Floating interest rate [member] | Amended and Restated Shareholders Agreement, Amended June 08, 2011 [Member] | Erdenes Oyu Tolgoi LLC [Member]
Disclosure of subsidiaries [line items]
Borrowings, interest rate basis	6.50%

[1]	Refer to Group statement of comprehensive income for further details. Adjustments to other reserves include currency translation attributable to owners of Rio Tinto, other than that arising on Rio Tinto Limited’s share capital.